Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 442,700	₩ 1,004,704	₩ 117,231
Property plant and equipment	29,925,973	30,018,273	31,883,535
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	17,218,264	18,518,129	19,367,957
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	774,582	137,564	₩ 145,257
Finance lease assets [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets presented as property, plant and equipment	704,458
POSCO SS-VINA Co., Ltd [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	204,546
Synthetic Natural Gas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		809,737
Synthetic Natural Gas [Member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		167,054
CEM And Fe-Si factories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	₩ 205,396
Fuel cell business [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		54,250
Strip casting facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		₩ 61,787